Stock and Other Compensation Plans	12 Months Ended
Dec. 31, 2015
Stock and Other Compensation Plans [Abstract]
Stock and Other Compensation Plans
Note 23 – Stock and Other Compensation Plans

For the years ended December 31, 2015, 2014 and 2013 our results include compensation expenses from the following sources:

Partnership Long-Term Incentive Plan

Performance Units - Equity-Settled

Phantom Units - Equity-Settled

Phantom Units

Replacement Phantom Units

Director Grants

TRC Long-Term Incentive Plan

Cash-settled Performance Units

2010 TRC Stock Incentive Plan

Restricted Stock Awards

Restricted Stock Units - Equity - Settled

Restricted Stock Units

Replacement Restricted Stock Units

TRC Director Grants

Targa 401(k) Plan

Long-Term Incentive Plans

Performance Units

In 2007 both we and the Partnership adopted Long-Term Incentive Plans (each, an “LTIP”) for employees, consultants, directors and non-employee directors of us and our affiliates who perform services for us or our affiliates. The performance units granted under these plans are linked to the performance of the Partnership’s common units. Our LTIP (the “TRC LTIP”) provides for the grant of cash-settled performance units only, but the Partnership LTIP (“TRP LTIP”) provides for, among other things, the grant of both cash-settled and equity-settled performance units. Performance unit awards granted under either LTIP may also include distribution equivalent rights (“DERs”). The TRP LTIP is administered by the board of directors of the general part of TRP, while the TRC LTIP is administered by the compensation committee (the “Committee”) of the Targa board of directors. Total units authorized under the TRP LTIP are 1,680,000.

Each performance unit will entitle the grantee to the value of our common unit on the vesting date multiplied by a stipulated vesting percentage determined from our ranking in a defined peer group. Currently, the performance period for most awards is three years, except for certain awards granted in December 2013, which provide for two, three or four-year vesting periods. The grantee will receive the vested unit value in cash or common units depending on the terms of the grant. The grantee may also be entitled to the value of any DERs based on the notional distributions accumulated during the vesting period times the vesting percentage. DERs are paid for both cash-settled and equity-settled performance units.

Compensation cost for equity-settled performance units is recognized as an expense over the performance period based on fair value at the grant date. Fair value is calculated using a simulated unit price that incorporates peer ranking. DERs associated with equity-settled performance units are accrued over the performance period as a reduction of owners’ equity.

Compensation expense for cash-settled performance units and any related DERs will ultimately be equal to the cash paid to the grantee upon vesting. However, throughout the performance period we must record an accrued expense based on an estimate of that future pay-out. We use a Monte Carlo simulation model and historical volatility assumption to estimate accruals throughout the vesting period.

TRP LTIP Equity-Settled Performance Units

The following table summarizes activities of the Partnership’s equity-settled performance units for the years ended December 31, 2015, 2014, and 2013:

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2012	307,620	38.40
Granted	244,578	46.54

Outstanding at December 31, 2013	552,198	42.01
Granted	168,495	57.19
Vested	(137,170)	34.02
Forfeited	(6,120)	49.39

Outstanding at December 31, 2014	577,403	48.26
Granted	277,242	34.48
Vested	(178,900)	41.92

Outstanding at December 31, 2015	675,745	44.29

TRP LTIP Equity – Settled Phantom units

In 2015, the Partnership granted phantom units under the LTIP to various employees of Targa. These phantom units are denominated with respect to our common units, but not otherwise linked to the performance of our common units. Their vesting periods vary from one year to five years. The DERs of the phantom units are accumulated to be paid in cash at vesting date.

Phantom Units

In 2015 the Partnership issued phantom units of 25,162 with the weighted average grant date fair value of $36.87. As of December 31, 2015, there are no forfeited phantom units.

Replacement Phantom Units

In connection with the APL merger, the Partnership awarded replacement phantom units in accordance with and as required by the Atlas Merger Agreements to those APL employees who became Targa employees upon close of the acquisition. The vesting dates and terms remained unchanged from the existing APL awards, and will vest either 25% per year over the original four year term or 33% per year over the original three year term. The DERs of the replacement phantom units are paid in cash within 60 days of the payment of distributions (see Note 4 - Business Acquisitions.)

The following table summarize the activities of the awards for the year ended 2015.

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2014	—	$—
Granted	629,231	43.82
Vested	(224,021)	43.82
Forfeited	(49,852)	43.82

Outstanding at December 31, 2015	355,358	$43.82

Subsequent Event - On January 15, 2016, 3,405 replacement phantom units vested and the Partnership repurchased 1,289 units at $10.65 per unit to satisfy the employee’s minimum statutory tax withholdings on the vested awards. The repurchased shares are recorded as treasury units at cost.

Partnership Director Grants

Starting in 2012, the common units granted to the Partnership’s non-management directors vest immediately at the grant date.

The following table summarizes activity of the common unit-based awards granted to the Partnership’s Directors for the years ended December 31, 2015, 2014 and 2013 (in units and dollars):

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2012	4,500	$23.51
Granted	12,780	39.33
Vested	(17,280)	35.21

Outstanding at December 31, 2013	—	—
Granted	8,740	50.29
Vested	(8,740)	50.29

Outstanding at December 31, 2014	—	—
Granted	10,565	44.67
Vested	(10,565)	44.67

Outstanding at December 31, 2015	—	—

Subsequent Event - On January 19, 2016, the board of directors of the Partner’s general partner made awards of 26,792 of the Partnership common units to its non-management directors. The awards vested immediately at the grant date.

TRC LTIP — Cash-settled Performance Units

The following table summarizes the cash-settled performance units for the year ended 2015 awarded under the TRC LTIP (in units and millions of dollars):

	Program Year
	2012 Awards	2013 Awards	2014 Awards	2015 Awards	Total
Units outstanding January 1, 2015	138,460	142,110	122,360	—	402,930
Granted	—	—	—	198,280	198,280
Vested and paid	(138,460)	—	—	—	(138,460)
Forfeited	—	(2,410)	(2,460)	(5,890)	(10,760)

Units outstanding December 31, 2015	—	139,700	119,900	192,390	451,990

Calculated fair market value as of December 31, 2015		$622,496	$359,684	$1,662,913	$2,645,093

Current liability		$511,247	$—	$—	$511,247
Long-term liability		—	172,926	229,460	402,386

Liability as of December 31, 2015		$511,247	$172,926	$229,460	$913,633

To be recognized in future periods		$111,249	$186,758	$1,433,453	$1,731,460
Vesting date		June 2016	June 2017	June 2018

The remaining weighted average recognition period for the unrecognized compensation cost is approximately 2.3 years.

2010 TRC Stock Incentive Plan

In December 2010, we adopted the Targa Resources Corp. 2010 Stock Incentive Plan (“TRC Plan”) for employees, consultants and non-employee directors of the Company. The TRC Plan allows for the grant of (i) incentive stock options qualified as such under U.S. federal income tax laws (“Incentive Options”), (ii) stock options that do not qualify as incentive options (“Non-statutory Options,” and together with Incentive Options, “Options”), (iii) stock appreciation rights (“SARs”) granted in conjunction with Options or Phantom Stock Awards, (iv) restricted stock awards (“Restricted Stock Awards”), (v) phantom stock awards (“Phantom Stock Awards”), (vi) bonus stock awards, (vii) performance unit awards, or (viii) any combination of such awards (collectively referred to a “Awards”).

Restricted Stock Awards - Total shares of our common stock authorized under this plan are 5,000,000. Restricted stock entitles the recipient to cash dividends. Dividends on unvested restricted stock will be accrued when declared and recorded as short-term or long-term liabilities, dependent on the time remaining until payment of the dividends, and paid in cash when the award vests. The following table summarizes the restricted stock awards in shares and in dollars for the years indicated:

		Weighted-average
	Number of shares	Grant-Date Fair Value
Outstanding at December 31, 2012	711,030	$25.95
Granted (1)	30,623	57.59
Forfeited	(2,740)	27.28
Vested (2)	(534,940)	22.00

Outstanding at December 31, 2013	203,973	41.05

Forfeited	(1,980)	42.82
Vested	(82,800)	33.37

Outstanding at December 31, 2014	119,193	46.35

Vested	(88,570)	42.46

Outstanding at December 31, 2015	30,623	57.59

(1)	These awards will cliff vest at the end of three years.
(2)	Awards vested in 2013 were 60% of the awards issued in conjunction with the Targa IPO, net of forfeitures. 40% of the awards vested prior to 2013.

Restricted Stock Units (“RSUs”) Awards – RSUs are similar to restricted stock, except that shares of common stock are not issued until the RSUs vest. The vesting periods vary from one year to five years. The following table summarizes the regular RSUs we granted to the management of the general partner in shares and in dollars for the years indicated.

		Weighted-average
	Number of shares	Grant-Date Fair Value
Outstanding at December 31, 2012	—	$—
Granted	55,790	69.90
Forfeited	(240)	67.07

Outstanding at December 31, 2013	55,550	69.92
Granted	54,357	112.89
Forfeited	(1,440)	75.81
Vested	(100)	67.07

Outstanding at December 31, 2014	108,367	91.41
Granted	140,477	83.54
Forfeited	(2,530)	86.73
Vested	(2,220)	81.56

Outstanding at December 31, 2015	244,094	87.02

RSU –Replacement Restricted Stock Units

In connection with the ATLS merger, we awarded RSUs in accordance with and as required by the Atlas Merger Agreements to those APL employees that who became Targa employees upon closing of the acquisition (the “Replacement RSUs”). The vesting dates and terms remained unchanged from the original ATLS awards, and will vest either 25% per year over the original four year term or 25% after the third year of the original term and 75% after the fourth year of the original term. The dividends of the replacement awards are paid in cash within 60 days of the payment of common stock dividends (see Note 4 – Business Acquisitions for details).

The following table summarizes the awards in shares and in dollars for the years indicated.

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2014	—	$—
Granted	81,740	99.58
Vested	(41,539)	99.58
Forfeited	(1,556)	99.58

Outstanding at December 31, 2015	38,645	$99.58

Subsequent Events

In January 2016, the Committee made restricted stock units awards of 440,163 shares to executive management and employees under the TRC Plan for the 2016 compensation cycle that will cliff vest in three years from the grant date.

On January 15, 2016, 29,123 shares of the restricted stock units granted in January 2013 vested and we repurchased 6,861 shares at $17.04 per share to satisfy the employee’s minimum statutory tax withholdings on the vested awards. The repurchased shares are recorded by us in treasury stock at cost.

On January 19, 2016, the Committee awarded 24,234 shares of our common stock to our outside directors. The awards vested at grant date.

The following table summarizes the compensation expenses under the various compensation plans recognized for the years indicated:

	2015	2014	2013
2010 TRC Stock Incentive Plan - Director Grants	$0.6	$0.5	$0.5
TRP LTIP Equity-Settled Performance Units	9.5	8.8	5.5
TRP LTIP Equity-Settled Phantom units - Replacement Phantom Units	6.4	—	—
TRP LTIP Equity-Settled Phantom units - Regular Phantom Units	0.2	—	—
TRP LTIP Director Grants	0.5	0.4	0.5
Allocated to the Partnership:
TRC LTIP - Cash-Settled Performance Units	(2.2)	11.0	21.9
2010 TRC Stock Incentive Plan - Restricted Stock	1.1	2.2	6.3
2010 TRC Stock Incentive Plan - Equity-Settled RSUs: RSUs	5.4	2.5	0.4
2010 TRC Stock Incentive Plan - Equity-Settled RSUs: Replacement RSUs	1.3	—	—

The table below summarizes the unrecognized compensation expenses and the approximate remaining weighted average vesting periods related to our various compensation plans as of December 31, 2015:

	Unrecognized Compensation Expense	Weighted Average Remaining Vesting Period
	(In millions)	(In years)
TRP LTIP Equity-Settled Performance Units	$13.3	1.9
TRP LTIP Equity-Settled Phantom units - Replacement Phantom Units	5.8	1.3
TRP LTIP Equity-Settled Phantom units - Phantom Units	0.8	3.3
2010 TRC Stock Incentive Plan - Restricted Stock	0.0	0.1
2010 TRC Stock Incentive Plan - Equity-Settled Restricted Stock Units: RSUs	13.1	2.3
2010 TRC Stock Incentive Plan - Equity-Settled Restricted Stock Units: Replacement RSUs	1.5	1.4

The total fair value of share-based awards on the dates they vested are as follows:

	2015	2014	2013
TRP LTIP Equity - Settled Performance Units	$7.9	$10.0	$—
Accrued DERs settled for TRP LTIP Equity - Settled Performance Units	1.7	1.6	—
TRP LTIP Equity-Settled Phantom Units - Replacement Phantom Units	8.8	—	—
Accrued DERs settled for TRP LTIP Equity-Settled Phantom units - Replacement Phantom Units	1.1	—	—
TRP LTIP Director Grants	0.5	0.4	0.7
TRC LTIP Cash-Settled Performance Units	7.8	14.7	25.2
2010 TRC Stock Incentive Plan - Restricted Stock (1)	7.3	7.1	42.2
Accrued dividends settled	0.2	0.5	2.4
2010 TRC Stock Incentive Plan - Equity-Settled Restricted Stock Units: Replacement RSUs	3.8
2010 TRC Stock Incentive Plan - Director Grants	0.5	0.5	0.5

(1)	We recognized $1.1 million, $1.0 million and $1.6 million in tax benefits associated with the vesting of the restricted stock in 2015, 2014 and 2013.

Targa 401(k) Plan

We have a 401(k) plan whereby we match 100% of up to 5% of an employee’s contribution (subject to certain limitations in the plan). We also contribute an amount equal to 3% of each employee’s eligible compensation to the plan as a retirement contribution and may make additional contributions at our sole discretion. All Targa contributions are made 100% in cash. We made contributions to the 401(k) plan totaling $13.8 million, $10.5 million and $9.6 million during 2015, 2014, and 2013.